Employee Benefit and Equity Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Employee Benefit and Equity Plans
11.	EMPLOYEE BENEFIT AND EQUITY PLANS

Equity Plans

We recognize all share-based payments to employees, including grants of employee stock options, in our Consolidated Statements of Operations based on their grant-date fair values, using prescribed option-pricing models where applicable. The fair value is expensed over the requisite service period of the individual grantees, which generally equals one vesting period. We report any benefits of income tax deductions in excess of recognized financial accounting compensation as cash flows from financing activities, rather than as cash flows from operating activities.

Stock Options

During the three-month period ended March 31, 2016, we issued 851,422 options to purchase shares of our common stock to 29 employees. We issued 80,000 options to purchase shares of our common stock for the three months ended March 31, 2015. Stock-based compensation expense relating to stock options outstanding for the three months ended March 31, 2016 and 2015 was negligible. The expense related to stock option grants was recorded on our Consolidated Statements of Operations under the heading of General and Administrative Expense. There were no stock options exercised for the three months ended March 31, 2016 and 2015. There was no tax benefit for the three-month periods ended March 31, 2016 and 2015.

A summary of the status of our issued and outstanding stock options as of March 31, 2016 is as follows:

	Outstanding		Exercisable
Exercise Price	Number Outstanding At 3/31/16	Weighted-Average Exercise Price	Number Exercisable At 3/31/16	Weighted-Average Exercise Price
$1.69	851,422	$1.69	—	$—
$4.05	40,000	$4.05	—	$—
$4.90	40,000	$4.90	3,333	$4.90
$5.04	46,041	$5.04	46,041	$5.04
$9.50	75,000	$9.50	75,000	$9.50
$9.99	129,583	$9.99	129,583	$9.99
$10.42	29,548	$10.42	29,548	$10.42
$11.87	3,500	$11.87	3,500	$11.87
$13.19	50,000	$13.19	50,000	$13.19
$22.34	30,000	$22.34	30,000	$22.34

	1,295,094	$4.41	367,005	$10.72

The weighted average remaining contractual term for options outstanding at March 31, 2016 was 5.5 years and there was no aggregate intrinsic value. The weighted average remaining contractual term for options exercisable at March 31, 2016 was 1.9 years and there was no aggregate intrinsic value. As of March 31, 2016, unrecognized compensation expense related to stock options was $0.5 million.

Restricted Stock Awards

During the three-month period ended March 31, 2016, the Compensation Committee approved the issuance of an aggregate of 420,901 shares of restricted common stock to 22 employees. During the three-month period ended March 31, 2015, the Compensation Committee approved the issuance of an aggregate of 1,336,295 shares of restricted stock to 126 employees and one non-employee contractor. Certain of our outstanding restricted stock awards granted in 2015 are subject to market-based vesting through a calculation of total shareholder return (“TSR”) of our common stock relative to a pre-defined peer group over a three-year period.

The weighted average fair value of the TSR awards granted as of December 31, 2015 was $2.56 per share. There were no TSR awards granted as of March 31, 2016. Average fair values were estimated on the date of each grant using a Monte Carlo Simulation model that estimates the most likely outcome based on the terms of the award and used the following assumptions:

Year Ended December 31, 2015
Expected Dividend Yield	0.0%
Risk-Free Interest Rate	1.0%
Expected Volatility – Rex Energy	58.6%
Expected Volatility – Peer Group	29.8%-85.0%
Market Index	35.6%
Expected Life	Three Years

Compensation expense associated with restricted stock awards was negligible and $3.0 million for the three-month period ended March 31, 2016 and 2015, respectively. During the first quarter of 2016, 235,573 performance stock awards were forfeited due to not meeting specified targets, which resulted in a one-time reduction to expense of approximately $1.5 million. During the first quarter of 2015, the board of directors approved a waiver to certain performance factors for restricted stock awards that vested in March 2015. This waiver resulted in the vesting of 189,872 restricted stock awards with associated expense of approximately $2.5 million. As of March 31, 2016, total unrecognized compensation cost related to restricted common stock grants was approximately $3.6 million, which will be recognized over a weighted average period of 1.5 years.

A summary of the restricted stock activity for the three months ended March 31, 2016 is as follows:

	Number of Shares	Weighted- Average Grant Date Fair Value
Restricted stock awards, as of December 31, 2015	2,479,408	$6.27
Awards	420,901	1.67
Forfeitures	(346,876)	7.83
Vested	(142,516)	12.76

Restricted stock awards, as of March 31, 2016	2,410,917	$4.86

15.	EMPLOYEE BENEFIT AND EQUITY PLANS

401(k) Plan

We sponsor a 401(k) Plan for eligible employees who have satisfied age and service requirements. Employees can make contributions to the plan up to allowable limits. Our contributions to the plan are discretionary. Our contributions to the plan attributable to continuing operations were approximately $0.8 million, $0.9 million and $0.7 million for the years ended December 31, 2015, 2014 and 2013, respectively.

Equity Plans

We recognize all share-based payments to employees, including grants of employee stock options, in our Consolidated Statements of Operations based on their grant-date fair values, using prescribed option-pricing models where applicable. The fair value is expensed over the requisite service period of the individual grantees, which generally equals the vesting period. We report any benefits of income tax deductions in excess of recognized financial accounting compensation as a financing cash flow, rather than as an operating cash flow.

2007 Long-Term Incentive Plan

We have granted stock options and restricted stock awards to various employees, non-employee directors and non-employee contractors under the terms of our Amended and Restated 2007 Long-Term Incentive Plan (the “Plan”). The Plan is administered by the Compensation Committee of our board of directors (the “Compensation Committee”). Among the Compensation Committee’s responsibilities are selecting participants to receive awards, determining the form, amount and other terms and conditions of awards, interpreting the provisions of the Plan or any award agreement and adopting such rules, forms, instruments and guidelines for administering the Plan as it deems necessary or proper. All actions, interpretations and determinations by the Compensation Committee are final and binding. The composition of the Compensation Committee is intended to permit the awards under the Plan to qualify for exemption under Rule 16b-3 of the Exchange Act. In addition, awards under the Plan, including annual incentive awards paid to executive officers subject to section 162(m) of the Code or covered employees may be designed, at the Compensation Committee’s discretion, to satisfy the requirements of section 162(m) to permit the deduction by us of the associated expenses for federal income tax purposes. The Compensation Committee has authorized the issuance of 5,979,470 shares under the Plan, with 1,144,297 and 2,825,260 still available as of December 31, 2015 and 2014, respectively.

All awards granted under the Plan have been issued at the prevailing market price at the time of the grant. All outstanding stock options have been awarded with five or ten year expiration at an exercise price equal to our closing price on the NASDAQ Global Select Market on the day of the award. A forfeiture rate based on a blended average of individual participant terminations and number of awards cancelled is used to estimate forfeitures prospectively.

Stock Options

Stock options represent the right to purchase shares of stock in the future at the fair market value of the stock on the date of grant. In the event that any outstanding award expires, is forfeited, cancelled or otherwise terminated without the issuance of shares of our common stock or is otherwise settled in cash, shares of our common stock allocable to such award, including the unexercised portion of such award, shall again be available for the purposes of the Plan. If any award is exercised by tendering shares of our common stock to us, either as full or partial payment, in connection with the exercise of such award under the Plan or to satisfy our withholding obligation with respect to an award, only the number of shares of our common stock issued net of such shares tendered will be deemed delivered for purposes of determining the maximum number of shares of our common stock then available for delivery under the Plan. During the year ended December 31, 2015, we issued 80,000 options to purchase shares of our common stock to three employees. During the year ended December 31, 2014, we did not issue options to purchase shares of our common stock.

A summary of the stock option activity is as follows:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Term (in years)	Aggregate Intrinsic Value (in thousands)
Options outstanding December 31, 2012	502,253	$10.95
Granted	—	—
Exercised	(49,166)	10.85
Cancelled/Forfeited	(4,000)	23.28

Options outstanding December 31, 2013	449,087	$10.85
Granted	—	—
Exercised	(46,526)	11.09
Cancelled/Forfeited	—	—

Options outstanding December 31, 2014	402,561	$10.82
Granted	80,000	4.48
Exercised	—	—
Cancelled/Forfeited	(38,889)	11.23

Options Outstanding December 31, 2015	443,672	$9.64	2.8	$—

Options Exercisable December 31, 2015	363,672	$10.77	2.1	$—

Stock-based compensation expense from continuing operations relating to stock options for the year ended December 31, 2015, was negligible and for the years ended December 31, 2014 and 2013 totaled $0.1 million and $0.2 million, respectively. The expense related to stock option grants was recorded on our Consolidated Statements of Operations under the heading of General and Administrative expense. No stock options were exercised for the year ended December 31, 2015. The intrinsic value of stock options exercised for the years ended December 31, 2014 and 2013 was $0.3 million and $0.4 million, respectively. The total tax benefit for the years ended December 31, 2015 was negligible and for the years ended December 31, 2014 and 2013 was approximately $0.1 million and $0.2 million, respectively.

A summary of the status of our issued and outstanding stock options as of December 31, 2015 is as follows:

	Outstanding		Exercisable
Exercise Price	Number Outstanding At 12/31/15	Weighted-Average Exercise Price	Number Exercisable At 12/31/15	Weighted-Average Exercise Price
$4.05	40,000	$4.05	—	$—
$4.90	40,000	$4.90	—	$—
$5.04	46,041	$5.04	46,041	$5.04
$9.50	75,000	$9.50	75,000	$9.50
$9.99	129,583	$9.99	129,583	$9.99
$10.42	29,548	$10.42	29,548	$10.42
$11.89	3,500	$11.89	3,500	$11.89
$13.19	50,000	$13.19	50,000	$13.19
$22.34	30,000	$22.34	30,000	$22.34

	443,672	$9.64	363,672	$10.77

The weighted average remaining contractual term for options exercisable at December 31, 2015 was 2.1 years and the aggregate intrinsic value was negligible. The weighted average remaining contractual term and the aggregate intrinsic value for options outstanding at December 31, 2014 were 2.9 years and negligible, respectively. As of December 31, 2015, unrecognized compensation expense related to stock options was $0.1 million.

Restricted Stock Awards

During the year ended December 31, 2015, the Compensation Committee issued 2,236,839 shares of restricted common stock to selected employees, non-employee directors and non-employee contractors. During the year ended December 31, 2014, the Compensation Committee issued 131,610 shares of restricted common stock to selected employees, non-employee directors and non-employee contractors. The shares granted in 2015 and 2014 are subject to time vesting and, in some cases, performance-based vesting. The shares will vest on the date on which the Compensation Committee certifies that the performance goals have been satisfied, provided that the recipient has been in continuous employment with us from the grant date until the date upon which the shares are released. Restrictions on the transfer associated with vesting schedules were determined by the Compensation Committee on an individual award basis. The restricted common stock is valued at the closing price of our common stock on the NASDAQ Global Select Market on the date of the grant. Upon a “change in control” of us, as such term is defined in the Plan, all restrictions will immediately lapse for performance-based awards to varying degrees based on performance metrics at the time of the change in control. For awards that do not contain a performance-based condition, all restrictions immediately lapse upon a change in control. Compensation expense associated with the restricted stock award is recognized on a straight-line basis over the vesting period.

Certain of the restricted common stock awards in 2015, 2014 and 2013 are subject to market-based vesting through a calculation of total shareholder return (“TSR”) of our common stock relative to a pre-defined peer group of 13 to 15 companies over a three-year period. The number of shares ultimately awarded will correspond with the final TSR rank amongst the peer group in accordance with the following schedule:

TSR Rank	Percentage of Awards to Vest
1-3	100%
4-6	75%
7-10	50%
11-13	25%
14-16	0%

The weighted average fair value of the TSR awards as of December 31, 2015, 2014 and 2013 were $2.56, $10.15 and $12.59 per share, respectively. Average fair values were estimated on the date of each grant using a Monte Carlo Simulation model that estimates the most likely outcome based on the terms of the award and used the following assumptions:

	Year Ended December 31, 2015	Year Ended December 31, 2014
Expected Dividend Yield	0.0%	0.0%
Risk-Free Interest Rate	1.0%	0.8%
Expected Volatility – Rex Energy	58.6%	50.4%
Expected Volatility – Peer Group	29.8%-85.0%	28.4%-65.7%
Market Index	35.6%	35.3%
Expected Life	Three Years	Three Years

The dividend yield of zero reflects the fact that we have never paid cash dividends on our common stock and have no present intentions of doing so. The risk-free interest rate reflects the U.S. Treasury Constant Maturity rates as of the measurement date, converted into an implied “spot rate” yield. Our expected volatility estimates are based on observed historical volatility of daily stock returns for the three-year period preceding the grant date. Market index is an equal-weight index of the companies in the peer group. Expected life is measured as the grant date through the end of the performance period. Performance and market shares will vest on the date on which the Compensation Committee certifies that the performance goals have been satisfied, provided that the recipient has been in continuous employment with us from the grant date through the third anniversary of the grant date. Compensation expense for the TSR awards is recognized on a straight-line basis over the vesting period.

We recorded compensation expense related to restricted common stock awards of $6.4 million, $5.8 million and $5.1 million for the years ended December 31, 2015, 2014 and 2013, respectively. During the first quarter of 2015, the board of directors approved a waiver to certain performance factors for restricted stock awards that vested in March 2015. This waiver resulted in the vesting of approximately 189,872 restricted stock awards with associated expense of approximately $2.5 million. As of December 31, 2015, total unrecognized compensation cost related to the restricted common stock grants was approximately $4.5 million to be recognized over a weighted average of 1.7 years. The total fair value of restricted common stock awards that vested in 2015 was approximately $2.0 million as compared to $7.7 million for restricted common stock awards that vested in 2014.

A summary of the restricted stock activity for the years ended December 31, 2015, 2014 and 2013 is as follows:

	Number of Shares	Weighted-Average Grant Date Fair Value
Restricted stock awards, as of January 1, 2013	1,431,573	$12.45
Awards	981,544	16.03
Vested	(182,994)	11.59
Forfeitures	(57,484)	11.84

Restricted stock awards, as of December 31, 2013	2,172,639	$14.16
Awards	131,610	8.76
Vested	(595,085)	13.09
Forfeitures	(189,863)	14.60

Restricted stock awards, as of December 31, 2014	1,519,301	$14.05
Awards	2,236,839	3.35
Vested	(606,359)	9.39
Forfeitures	(670,373)	11.33

Restricted stock awards, as of December 31, 2015	2,479,408	$6.27